Shareholder Report, Holdings (Details)	May 31, 2024
C000228894 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000228894 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228894 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228894 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228894 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228894 | Chipotle Mexican Grill, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228894 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228894 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228894 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228894 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228894 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228894 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228894 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228894 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228894 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000228894 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000228894 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000228894 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000228894 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000233373 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000233373 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000233373 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233373 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233373 | Chipotle Mexican Grill, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233373 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233373 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000233373 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000233373 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233373 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233373 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	138.30%
C000233373 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233373 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000233373 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000233373 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000233373 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000233373 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000233373 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000233373 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000233373 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000233373 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000233373 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
C000233373 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)